ACCOUNTING POLICIES (Non-current assets (disposal groups) classified as held for sale) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Non-current assets or disposal groups classified as held for sale	$ 2.1	$ 2.1